Financial assets and liabilities - LME aluminium futures, cross currency interest rate swaps and NYMEX gas swaps (Details) € in Millions, £ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Jul. 11, 2018 USD ($)	Jul. 31, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Jun. 12, 2017 GBP (£)
Hedging instruments
Derivative financial instruments used to hedge foreign currency and interest rate risk										$ 107		$ 301
Derivative financial instruments used to hedge foreign currency and interest rate risk							$ 131			11		7
Issuance of notes										7,737		8,296
Aggregate principal amount | €									€ 750
Derivative financial assets										20		23
Cross currency interest rate swaps (CCIRS)
Hedging instruments
Derivative financial instruments used to hedge foreign currency and interest rate risk										113		301
Derivative financial instruments used to hedge foreign currency and interest rate risk							131
Contract value		$ 440				$ 500
Derivative financial assets										9
Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to euro
Hedging instruments
Contract value	$ 440					1,250
Consideration paid at termination	44
Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to euro | Exceptional items
Hedging instruments
(Gain)/Loss on derivative financial instruments	$ 6
Cross currency interest rate swaps (CCIRS) | CCIRS, euro to British pounds
Hedging instruments
Contract value | €					€ 332
Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to British pounds
Hedging instruments
Contract value			$ 500
Proceeds on termination			46
Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to British pounds | Exceptional items
Hedging instruments
(Gain)/Loss on derivative financial instruments			$ 15
Metal forward contracts
Hedging instruments
Derivative financial assets										9		17
Premium paid				$ 0
Premium received				0
Metal forward contracts | Level 2
Hedging instruments
Derivative financial assets										0
Forward foreign exchange contracts
Hedging instruments
Derivative financial assets										2		$ 4
Premium paid				0
Premium received				0
Forward foreign exchange contracts | Level 2
Hedging instruments
Derivative financial assets										$ 0
NYMEX gas swaps
Hedging instruments
Premium paid				0
Premium received				0
Hedges of net investment in foreign operations
Hedging instruments
Gain (loss) recognized on hedge ineffectiveness of net investments				$ 0		$ 0	$ 0
4.750% Senior Notes due 2027
Hedging instruments
Issuance of notes | £													£ 400
Aggregate principal amount | £								£ 400			£ 400
Stated interest rate								4.75%	4.75%	4.75%	4.75%	4.75%	4.75%
7.250% Senior Notes due 2024
Hedging instruments
Aggregate principal amount										$ 1,650		$ 1,650
Stated interest rate								7.25%	7.25%	7.25%	7.25%	7.25%